COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	1.9%
BANKING	1.0%
Charles Schwab Corp., 4.45%, Series J(a)			72,724	$1,260,307
Citigroup, Inc., 6.25%, Series II(a)			10,339	254,029
First Horizon Corp., 6.75%, Series H(a)			52,808	1,301,717
Huntington Bancshares, Inc., 5.50%, Series L(a)			40,658	804,622
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)			17,537	429,306

				4,049,981

INSURANCE	0.5%
Arch Capital Group Ltd., 4.55%, Series G(a)			65,875	1,083,644
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53			36,118	889,586

				1,973,230

TELECOMMUNICATIONS	0.2%
T-Mobile USA, Inc., Senior Debt, 5.50%, due 6/1/70			41,904	869,508

UTILITIES	0.2%
NextEra Energy Capital Holdings, Inc., 6.50%, due 4/15/86, Series Z			45,540	1,090,683

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$8,077,184)				7,983,402

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	94.8%
BANKING	57.2%
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(c)(d)		EUR	400,000	498,134
Banco Bilbao Vizcaya Argentaria SA, 7.125% to 5/8/33 (Spain)(a)(b)(c)			2,000,000	2,000,426
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(c)			1,000,000	1,084,323
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(a)(b)(c)(d)		EUR	400,000	476,614
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(c)(d)		EUR	800,000	968,273
Banco Santander SA, 7.25% to 12/3/35 (Spain)(a)(b)(c)			1,800,000	1,805,823
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(c)			3,200,000	3,410,154
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(c)			1,000,000	1,086,130
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(c)			1,800,000	2,101,183
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)			3,083,000	3,088,004
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)			5,991,000	6,119,681
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6 (Canada)(b)			2,500,000	2,516,632
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(b)			1,000,000	1,035,222
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(b)			400,000	415,129
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(b)			2,800,000	2,781,662
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)			1,200,000	1,238,449
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)			1,200,000	1,259,393
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)			510,000	523,704
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(c)			1,400,000	1,447,837
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(c)			1,500,000	1,578,995
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(c)(d)		GBP	1,400,000	2,010,574
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(c)(d)		GBP	2,700,000	3,757,283
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(c)		GBP	1,000,000	1,431,278
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(c)			4,000,000	4,418,376

	Principal Amount*			Value
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(c)(e)		2,600,000		$2,377,500
BNP Paribas SA, 6.875% to 12/15/33 (France)(a)(b)(c)(e)		800,000		792,818
BNP Paribas SA, 7.20% to 4/17/36 (France)(a)(b)(c)(e)		2,000,000		1,986,693
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(c)(e)		3,200,000		3,273,962
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)		3,200,000		3,340,259
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(c)(e)		3,600,000		3,821,198
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(c)(e)		3,000,000		3,153,420
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(c)(e)		800,000		836,704
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(c)(d)	EUR	600,000		727,080
Canadian Imperial Bank of Commerce, 6.50% to 7/28/31, due 7/28/86 (Canada)(b)		2,000,000		1,980,501
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(b)		2,000,000		2,026,614
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		904,000		835,437
Charles Schwab Corp., 6.10% to 6/1/31, Series L(a)(b)		1,737,000		1,714,262
Citigroup, Inc., 6.625% to 2/15/31, Series HH(a)(b)		5,573,000		5,602,002
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)		5,906,000		5,966,974
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)		4,510,000		4,552,971
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)		1,344,000		1,374,589
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		2,034,000		2,112,303
Citizens Financial Group, Inc., 6.75% to 10/6/31, Series J(a)(b)		214,000		212,307
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		1,350,000		1,350,739
CoBank ACB, 6.75% to 7/1/31, Series N(a)(b)		890,000		895,510
CoBank ACB, 7.125% to 1/1/30, Series M(a)(b)		1,219,000		1,235,839
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(c)(d)		1,600,000		1,663,511
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(c)(d)	GBP	1,400,000		1,995,803
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(c)(e)		2,800,000		2,845,144
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(c)(e)(f)(g)		400,000		100,000
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(c)(e)(f)(g)		1,600,000		400,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(c)(e)(f)(g)		1,200,000		300,000
Deutsche Bank AG, 6.75% to 10/30/34 (Germany)(a)(b)(c)(d)	EUR	600,000		709,716
Deutsche Bank AG, 6.75% to 10/30/35 (Germany)(a)(b)(c)(d)	EUR	1,600,000		1,868,369
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(c)(d)	EUR	1,800,000		2,235,040
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(c)(d)	EUR	1,400,000		1,746,533
Erste Group Bank AG, 5.875% to 4/15/33 (Austria)(a)(b)(c)(d)	EUR	1,400,000		1,612,012
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(c)(d)	EUR	800,000		968,364
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(d)	EUR	600,000		744,211
Eurobank SA, 6.25% to 11/10/33 (Greece)(a)(b)(c)(d)	EUR	400,000		463,404
Eurobank SA, 6.625% to 6/4/31 (Greece)(a)(b)(c)(d)	EUR	1,400,000		1,678,356
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(a)(b)		1,500,000		1,527,488
Farm Credit Bank of Texas, 7.75% to 6/15/29(a)(b)		2,310,000		2,398,468
First Horizon Bank, 4.859% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(e)(h)		3,500	†	2,651,250
Goldman Sachs Capital I, 6.345%, due 2/15/34		400,000		410,494
Goldman Sachs Group, Inc., 6.85% to 2/10/30, Series Z(a)(b)		2,836,000		2,872,088
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		3,836,000		3,970,559
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)		500,000		467,204
HSBC Holdings PLC, 6.75% to 3/24/31 (United Kingdom)(a)(b)(c)		3,200,000		3,219,088
HSBC Holdings PLC, 6.75% to 11/18/32, Series 1 (United Kingdom)(a)(b)(c)		400,000		397,215
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)		1,000,000		1,017,277
HSBC Holdings PLC, 7.00% to 9/24/35 (United Kingdom)(a)(b)(c)		1,700,000		1,728,946
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(c)		3,000,000		3,069,462
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)		1,000,000		1,035,951

	Principal Amount*		Value
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)		845,000	$842,582
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(c)		4,600,000	4,691,048
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(c)(d)		1,400,000	1,455,424
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(c)(d)		1,400,000	1,439,090
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(c)(d)		2,600,000	2,756,271
Intesa Sanpaolo SpA, 6.375% to 5/26/33 (Italy)(a)(b)(c)(d)	EUR	400,000	485,184
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(c)(d)	EUR	2,000,000	2,513,125
JPMorgan Chase & Co., 6.10% to 7/1/31, Series PP(a)(b)		3,186,000	3,174,629
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)		614,000	623,835
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		3,319,000	3,429,207
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(c)(d)		800,000	824,575
KeyCorp Capital III, 7.75%, due 7/15/29		1,000,000	1,046,084
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(d)	EUR	600,000	729,783
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)	GBP	1,600,000	2,224,172
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a)(b)(c)(d)	GBP	800,000	1,078,958
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(c)(d)	GBP	1,200,000	1,681,411
Nationwide Building Society, 10.25%, Series CCDS (United Kingdom)(a)(d)	GBP	300,000	522,085
NatWest Group PLC, 7.30% to 11/19/34 (United Kingdom)(a)(b)(c)		1,000,000	1,027,063
NatWest Group PLC, 7.50% to 6/3/36 (United Kingdom)(a)(b)(c)(d)	GBP	500,000	670,337
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(c)		2,000,000	2,177,496
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(c)(e)		1,600,000	1,595,907
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(a)(b)(c)(d)	EUR	1,400,000	1,692,497
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)		1,486,000	1,481,075
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		1,035,000	1,046,482
Royal Bank of Canada, 6.50% to 5/24/33, due 5/24/86 (Canada)(b)		1,000,000	981,023
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(b)		1,100,000	1,068,627
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)		3,800,000	3,854,253
Royal Bank of Canada, 7.50% to 5/2/29, due 5/2/84 (Canada)(b)		1,000,000	1,033,374
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(c)(e)		1,400,000	1,332,846
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(c)(e)		2,600,000	2,620,706
Societe Generale SA, 7.125% to 7/15/35 (France)(a)(b)(c)(e)		1,500,000	1,480,872
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(c)(e)		2,900,000	3,027,029
Societe Generale SA, 8.50% to 3/25/34 (France)(a)(b)(c)(e)		2,600,000	2,823,101
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(c)(e)		1,400,000	1,459,828
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(c)(e)		3,000,000	3,262,317
Standard Chartered PLC, 7.00% to 6/8/33 (United Kingdom)(a)(b)(c)(e)		900,000	894,962
Standard Chartered PLC, 7.00% to 11/14/35 (United Kingdom)(a)(b)(c)(e)		200,000	199,231
Standard Chartered PLC, 7.625% to 1/16/32 (United Kingdom)(a)(b)(c)(e)		1,000,000	1,045,499
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(c)(e)		3,400,000	3,570,102
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		405,000	414,299
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(d)		2,400,000	2,517,720
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(b)		1,700,000	1,700,657
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)		2,000,000	2,062,436
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		2,000,000	2,062,022
Truist Financial Corp., 6.669% to 9/1/26, Series N(a)(b)		1,000,000	1,000,901
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(c)(e)		1,000,000	912,471
UBS Group AG, 6.625% to 1/8/31 (Switzerland)(a)(b)(c)(e)		3,700,000	3,692,274
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(c)(e)		400,000	408,185
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(c)(e)		3,000,000	2,985,365
UBS Group AG, 7.00% to 1/8/36 (Switzerland)(a)(b)(c)(e)		2,800,000	2,786,363

		Principal Amount*		Value
UBS Group AG, 7.125% to 8/10/34 (Switzerland)(a)(b)(c)(e)			400,000	$400,170
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(c)(e)			3,200,000	3,349,418
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)			800,000	857,166
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)			2,800,000	3,210,539
Wells Fargo & Co., 5.95%, due 12/15/36			712,000	715,220
Wells Fargo & Co., 6.125% to 6/15/31, Series GG(a)(b)			1,047,000	1,046,955
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)			1,275,000	1,313,335
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			820,000	858,501

				241,475,001

CONSUMER DISCRETIONARY PRODUCTS	0.7%
Stellantis NV, 6.25% to 3/16/31(a)(b)(d)		EUR	700,000	780,882
Stellantis NV, 6.875% to 12/16/33(a)(b)(d)		EUR	880,000	976,566
Stellantis NV, 8.25% to 6/16/32(a)(b)(d)		GBP	560,000	731,587
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(d)		EUR	500,000	643,350

				3,132,385

ENERGY	0.8%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)			1,372,000	1,375,005
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)			1,740,000	1,791,653

				3,166,658

FINANCIAL SERVICES	2.1%
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			873,000	844,080
Ally Financial, Inc., 7.10% to 8/15/31, Series D(a)(b)			1,511,000	1,520,359
ARES Finance Co. III LLC, 7.357% to 8/30/26, due 6/30/51(b)(e)			766,000	769,671
HA Sustainable Infrastructure Capital, Inc., 7.125% to 8/17/31, due 11/15/56(b)			1,312,000	1,322,762
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(b)			1,160,000	1,218,391
ILFC E-Capital Trust II, 6.73% (30 Year CMT + 1.800%), due 12/21/65(e)(h)			940,000	831,244
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(c)			2,400,000	2,441,854

				8,948,361

HEALTH CARE	0.4%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)			792,000	815,926
Humana, Inc., 6.625% to 6/15/31, due 9/15/56(b)			842,000	828,899

				1,644,825

INSURANCE	8.6%
Allianz SE, 6.50% to 10/30/34 (Germany)(a)(b)(c)(e)			800,000	794,188
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(c)(e)			1,600,000	1,612,656
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(b)			680,000	654,704
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(b)			1,465,000	1,384,592
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(b)(c)(d)		EUR	800,000	986,102
Corebridge Financial, Inc., 6.375% to 6/15/34, due 9/15/54(b)			373,000	367,375
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			400,000	404,874
Corebridge Financial, Inc., 6.875% to 12/1/30(a)(b)			1,450,000	1,488,395
Credit Agricole Assurances SA, 5.875% to 6/17/32 (France)(a)(b)(c)(d)		EUR	700,000	816,692
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(e)			2,200,000	2,223,582
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(b)			657,000	667,486
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(b)(e)			1,550,000	1,490,264
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(e)			1,335,000	1,337,099
Hartford Insurance Group, Inc., 6.038% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(e)(h)			1,236,000	1,225,784

		Principal Amount*	Value
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b)(d)		800,000	$780,113
Lincoln National Corp., 6.031% (3 Month USD Term SOFR + 2.302%), due 4/20/67(h)		1,885,000	1,559,087
Lincoln National Corp., 6.268% (3 Month USD Term SOFR + 2.619%), due 5/17/66(h)		800,000	696,061
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		699,000	730,974
MetLife Capital Trust IV, 7.875%, due 12/15/37(e)		1,700,000	1,852,954
MetLife, Inc., 9.25%, due 4/8/38(e)		1,900,000	2,197,500
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)		620,000	624,347
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(b)		345,000	353,139
Reinsurance Group of America, Inc., 6.375% to 6/15/36, due 9/15/56(b)		1,128,000	1,101,272
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(b)		1,580,000	1,576,671
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Japan)(d)		1,900,000	1,946,328
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(a)(b)(d)		2,600,000	2,590,247
Rothesay Life PLC, 7.00% to 6/3/35 (United Kingdom)(a)(b)(c)(d)		1,000,000	993,914
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(e)		1,710,000	1,555,988
SBL Holdings, Inc., 9.508% to 5/13/30(a)(b)(e)		1,634,000	1,562,106
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		493,000	511,359

			36,085,853

PIPELINES	7.8%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		665,000	663,895
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		1,271,000	1,277,636
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)		2,175,000	2,291,219
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)		2,352,000	2,534,167
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)		1,381,000	1,453,739
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)		3,584,000	4,051,830
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)		2,510,000	2,520,161
Energy Transfer LP, 6.70% to 10/15/36, due 1/15/57(b)		2,689,000	2,650,536
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(b)		918,000	921,286
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)		2,681,000	2,753,610
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(b)		2,102,000	2,078,367
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(b)		1,140,000	1,134,882
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)		3,725,000	3,876,514
TransCanada PipeLines Ltd., 6.125% to 7/17/31, due 10/17/56 (Canada)(b)		412,000	411,903
TransCanada PipeLines Ltd., 6.375% to 7/17/36, due 10/17/56 (Canada)(b)		1,003,000	1,006,542
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		1,255,000	1,229,787
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(e)		2,232,000	2,224,467

			33,080,541

TELECOMMUNICATIONS	4.1%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)		1,630,000	1,644,732
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(b)		1,595,000	1,608,581
Rogers Communications, Inc., 6.875% to 5/2/31, due 7/31/56 (Canada)(b)		904,000	904,712
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(b)		400,000	402,612
Rogers Communications, Inc., 7.125% to 2/14/35, due 4/15/55 (Canada)(b)		399,000	402,874
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(b)		2,140,000	2,113,892
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)		1,540,000	1,540,594
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(b)		2,140,000	2,091,903
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(b)		2,330,000	2,349,824
Verizon Communications, Inc., 6.05% to 2/14/33, due 5/14/58(b)		1,906,000	1,875,170
Verizon Communications, Inc., 6.20% to 2/14/36, due 5/14/56(b)		2,229,000	2,182,457

			17,117,351

		Principal Amount*	Value
UTILITIES	13.1%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)		1,121,000	$1,101,900
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		4,181,000	4,144,152
Alliant Energy Corp., 5.75% to 1/1/31, due 4/1/56(b)		1,070,000	1,049,958
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(e)		2,130,000	2,204,456
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(b)		2,545,000	2,502,056
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)		1,946,000	2,018,999
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(b)		608,000	632,310
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)		1,185,000	1,222,583
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		716,000	660,153
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(b)		1,580,000	1,602,054
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(b)		1,000,000	990,473
Dominion Energy, Inc., 6.15% to 9/16/31, due 12/15/56(b)		763,000	755,185
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(b)		2,520,000	2,482,016
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(b)		1,630,000	1,643,100
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)		1,035,000	1,058,978
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(b)		993,000	1,036,558
Emera U.S. Finance LLC, 6.65% to 7/1/31, due 10/1/56, Series A(b)		874,000	880,410
Emera U.S. Finance LLC, 6.85% to 7/1/36, due 10/1/56, Series B(b)		814,000	820,622
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)		1,220,000	1,251,442
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)		1,231,000	1,279,427
Evergy, Inc., 6.65% to 3/2/30, due 6/1/55(b)		2,960,000	3,003,607
Eversource Energy, 6.10% to 5/15/31, due 8/15/56, Series A(b)		1,058,000	1,052,604
Eversource Energy, 6.35% to 5/15/36, due 8/15/56, Series B(b)		1,771,000	1,763,339
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(b)		850,000	863,099
NextEra Energy Capital Holdings, Inc., 6.20% to 7/4/36, due 10/1/56, Series BB(b)		1,378,000	1,347,233
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(b)		1,670,000	1,681,824
NextEra Energy Capital Holdings, Inc., 6.625% to 7/4/46, due 10/1/66, Series CC(b)		2,245,000	2,187,622
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)		1,707,000	1,731,241
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(b)		2,786,000	2,861,420
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(b)		120,000	123,401
Sempra, 6.375% to 1/1/31, due 4/1/56(b)		2,030,000	2,044,104
Sempra, 6.40% to 7/1/34, due 10/1/54(b)		2,312,000	2,301,741
Sempra, 6.875% to 7/3/29, due 10/1/54(b)		3,005,000	3,052,638
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(b)		1,230,000	1,217,772
Spire, Inc., 6.45% to 3/1/36, due 6/1/56(b)		740,000	737,819

			55,306,296

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$393,248,731)			399,957,271

CORPORATE BONDS — TELECOMMUNICATIONS	0.2%
SoftBank Group Corp., 8.25%, due 10/22/31 (Japan)(d)		400,000	403,425
SoftBank Group Corp., 8.50%, due 4/22/36 (Japan)(d)		400,000	402,917

TOTAL CORPORATE BONDS (Identified cost—$800,000)			806,342

		Shares	Value
SHORT-TERM INVESTMENTS	2.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.62%(i)		4,613,205	$4,613,205
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(i)		4,090,000	4,090,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,703,205)			8,703,205

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$410,829,120)	99.0%		417,450,220
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		4,347,519

NET ASSETS	100.0%		$421,797,739

Centrally Cleared Interest Rate Swap Contracts

Notional Amount		Fixed Rate	Fixed Rate Pay/Receive	Fixed Payment Frequency	Floating Rate	Floating Rate Pay/Receive	Floating Payment Frequency	Maturity Date	Unrealized Appreciation (Depreciation)	Upfront Payments (Receipts)	Value
EUR	5,810,000	2.388%	Pay	Annually	2.639%(j)	Receive	Semi-Annually	12/16/30	$107,878	$—	$107,878
	4,000,000	2.548%	Pay	Annually	2.462%(j)	Receive	Semi-Annually	11/1/32	88,427	—	88,427
	$ 7,000,000	3.227%	Receive	Annually	3.660%(k)	Pay	Annually	12/16/30	(271,169)	—	(271,169)
	4,600,000	3.497%	Receive	Annually	3.660%(k)	Pay	Annually	11/1/32	(178,249)	—	(178,249)

									$(253,113)	$—	$(253,113)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	22,273,139	USD	25,467,552	8/24/26	$(237,052)
Brown Brothers Harriman	GBP	12,171,866	USD	16,316,934	8/24/26	(87,379)
Brown Brothers Harriman	USD	985,925	EUR	864,712	8/24/26	12,008

						$(312,423)

Glossary of Portfolio Abbreviations

CMT	Constant Maturity Treasury
EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$7,983,402	$—	$—	$7,983,402
Preferred Securities—Over-the-Counter	—	399,957,271	—	399,957,271
Corporate Bonds	—	806,342	—	806,342
Short-Term Investments	—	8,703,205	—	8,703,205

Total Investments in Securities	$7,983,402	$409,466,818	$—	$417,450,220

Forward Foreign Currency Exchange Contracts	$—	$12,008	$—	$12,008
Interest Rate Swap Contracts	—	196,305	—	196,305

Total Derivative Assets	$—	$208,313	$—	$208,313

Forward Foreign Currency Exchange Contracts	$—	$(324,431)	$—	$(324,431)
Interest Rate Swap Contracts	—	(449,418)	—	(449,418)

Total Derivative Liabilities	$—	$(773,849)	$—	$(773,849)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $156,174,554 or 37.0% of the net assets of the Fund.

(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $54,541,860 which represents 12.9% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $89,675,258 which represents 21.3% of the net assets of the Fund, of which 0.8% are illiquid.

(f)	Non–income producing security.
(g)	Security is in default.
(h)	Variable rate. Rate shown is in effect at July 31, 2026.
(i)	Rate quoted represents the annualized seven–day yield.
(j)	Based on 6-Month EURIBOR. Represents rates in effect at July 31, 2026.
(k)	Based on 1-Day USD-SOFR-OIS. Represents rates in effect at July 31, 2026.

Country Summary	% of Net Assets
United States	42.3
Canada	15.2
United Kingdom	10.7
France	9.3
Switzerland	4.8
Spain	3.1
Germany	2.8
Netherlands	2.8
Japan	2.4

Country Summary	% of Net Assets
Greece	0.9
Italy	0.8
Austria	0.8
Sweden	0.6
Other (includes short-term investments)	3.5

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swap contracts are valued based upon prices provided by a third-party pricing service.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of July 31, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund may enter into interest rate swap contracts to manage interest rate risk. An interest rate swap involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.